Long-term debt - Realized and Unrealized Gain (Loss) on Foreign Exchange (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of foreign exchange rates [line items]
Realized foreign exchange loss on debt maturities	$ (3)	$ (8)
Unrealized foreign exchange gain	6
Foreign exchange gain (loss)	$ 3	$ (8)